Summary of Significant Accounting Policies (Details 1) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Current assets		$ 52,147,926	$ 50,219,221
Property, plants and equipment		1,659,520	2,748,409
Total assets		53,807,446	52,967,630
Liabilities		(52,161,353)	(43,372,069)
Intercompany payables	[1]	(7,328,943)	(7,705,339)
Total liabilities		(59,490,296)	(51,077,408)
Net (deficit) assets		$ (5,682,850)	$ 1,890,222

[1]	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.